STOCKHOLDERS' EQUITY (Cumulative Convertible Perpetual Preferre Stock, Series A) (Details) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Dec. 30, 2016	Apr. 01, 2009	Dec. 31, 2009	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2016
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion							24.2010
Convertible Preferred Stock Term of Conversion Share Price							$ 53.72
Share Price (in dollars per share)							$ 58.35
Preferred Stock, Value, Outstanding	$ 4,000.0
Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Value, Treasury Stock Reissued Upon Preferred Stock Conversion	$ 96.8
Treasury Stock
Class of Stock [Line Items]
Stock Issued During Period, Value, Treasury Stock Reissued Upon Preferred Stock Conversion				$ 0.0	$ 0.0	$ (4,695.0)
Additional Paid-in Capital
Class of Stock [Line Items]
Stock Issued During Period, Value, Treasury Stock Reissued Upon Preferred Stock Conversion				$ 0.0	$ 0.0	$ (695.0)
Series A Preferred Stock
Class of Stock [Line Items]
Conversion of Stock, Shares Converted (in shares)	4,000,000
Preferred Stock, Par or Stated Value Per Share						$ 1.00
Preferred Stock, Dividend Rate, Percentage			8.50%
Amount of ongoing dividends per quarter			$ 85.0
Berkshire Hathaway [Member] | Series A Preferred Stock
Class of Stock [Line Items]
Stock issued during period, value		$ 3,000.0
Issued (in shares)		3,000,000
Kuwait Investment Authority [Member] | Series A Preferred Stock
Class of Stock [Line Items]
Stock issued during period, value		$ 1,000.0
Issued (in shares)		1,000,000